RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Changes in related party balances
Balance at the beginning of the period		¥ (18)	¥ (721)
Cash received from related party			(141)
Service charged by related party		(81)
Service fee paid to related party		81	844
Balance at the end of the period	$ (3)	(18)	(18)
Xuntong
Changes in related party balances
Balance at the beginning of the period			141
Cash received from related party			(141)
Jiuzhou Changxiang
Changes in related party balances
Balance at the beginning of the period			(844)
Service fee paid to related party			844
Ms. Kou Xiaohong
Changes in related party balances
Balance at the beginning of the period		(18)	(18)
Balance at the end of the period	$ (3)	(18)	¥ (18)
Flashapp
Changes in related party balances
Service charged by related party		(81)
Service fee paid to related party		¥ 81